Leases - Schedule of components of the net investment in finance leases (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Components of the net investment in finance leases
Future minimum lease payment receivable	$ 1,878,600	$ 1,989,859
Estimated residual receivable	269,214	269,090
Gross finance lease receivable	2,147,814	2,258,949
Unearned income	(621,303)	(673,137)
Net investment in finance leases	$ 1,526,511	$ 1,585,812
Customer One | Lease Finance Portfolio Benchmark | Customer Concentration Risk
Components of the net investment in finance leases
Concentration Risk, Percentage	94.00%	93.00%